Intangible Assets - Purchase of Customer List (Details) - Blade Urban Air Mobility [Member] - USD ($) $ in Thousands				6 Months Ended	12 Months Ended
	Dec. 16, 2020	Mar. 08, 2019	May 07, 2018	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Finite-Lived Intangible Assets [Line Items]
Cash consideration	$ 503			$ 503		$ 250
Underhill
Finite-Lived Intangible Assets [Line Items]
Cash consideration		$ 250
Useful life		5 years
Customer list
Finite-Lived Intangible Assets [Line Items]
Useful life				5 years	5 years
Customer list | Sound Aircraft Flight Enterprises, Inc
Finite-Lived Intangible Assets [Line Items]
Cash consideration			$ 175
Estimate of future commission liability of $543, net of discount of $26			517
Total value of customer list acquired			692
Estimate of future commission liability			543		$ 0	73
Discount			$ 26
Additional revenue			10.00%
Discount rate			5.00%
Commission paid					74	469
Customer list | Sound Aircraft Flight Enterprises, Inc | Interest Expenses
Finite-Lived Intangible Assets [Line Items]
Commission expense					$ 1	$ 15
Customer list | Underhill
Finite-Lived Intangible Assets [Line Items]
Cash consideration		$ 250
Useful life		5 years